Derivatives - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on derivative financial instruments	$ (7,773)	$ 0	$ (3,151)	$ 0	$ 0
Interest Rate Swap | Cash flow hedge
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate cash flow hedge loss to be reclassified during next 12 months, net	$ (2,005)		$ 1,890